BANK LOANS (Detail Textuals 1) (Mortgages, Jinpan Realty) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Line of Credit Facility [Line Items]
Long term mortgage bank loan	$ 1.7
Percentage of interest rates for first five years	6.00%	6.00%
Interest rates for remainder of loan	2.00%	2.00%
Interest rates	U.S. treasury rate plus 2%	U.S. treasury rate plus 2%
Term of long term mortgage bank loan	20 years	20 years
Outstanding balance of long term mortgage bank loan	$ 1.4	8.8
Fixed interest rate	4.75%	4.75%